Frederic Dorwart, Lawyers

Old City Hall

124 E. Fourth Street

Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

February 28, 2014

VIA EDGAR

Public Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114) Opportunistic Fund

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for the Cavanal Hill Funds that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2014, which is incorporated herein by reference.

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely,

/s/ Amy E. Newsome

Amy E. Newsome